Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Quaker Investment Trust
Entity Central Index Key	0000870355
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000226008
Shareholder Report [Line Items]
Fund Name	CCM Affordable Housing MBS ETF
Class Name	CCM Affordable Housing MBS ETF
Trading Symbol	OWNS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CCM Affordable Housing MBS ETF (the "Fund") for the period from July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information Phone Number	888-272-0007
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Affordable Housing MBS ETF	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

During the fiscal year ended June 30, 2025, the CCM Affordable Housing ETF (OWNS or "ETF") returned 5.94% on a NAV basis. The ETF’s benchmark, the Bloomberg U.S. Mortgage Backed Securities Index (USD) returned 6.52%.

Real gross domestic product growth in the U.S. during the ETF’s fiscal year ended June 30, 2025, was above the Federal Open Market Committee’s long run expectations. Inflation levels in the U.S. were above the Federal Reserve’s 2% target during the fiscal year.

Compared to the prior year, interest rates at the long end of the curve were higher while interest rates at the front end of the curve were lower. The ETF had an underweight to 15-year mortgage-backed securities during the fiscal year, leading to an overall duration that was longer than its benchmark. The ETF’s yield curve positioning contributed positively to performance during the fiscal year.

The portfolio management team employs an active management strategy, meaning that the portfolio management team makes specific investment decisions with the goal of outperforming the Fund’s benchmark. The ETF was overweight higher coupons and underweight lower coupons, leading to a higher income return in the portfolio. This income benefit was outweighed by the underperformance of specified pools in the portfolio compared to the generic pools held in the benchmark. The ETF’s underweight to 15-year mortgage-backed securities also detracted from performance during the fiscal year.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	CCM Affordable Housing MBS ETF - $9638	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $9597	Bloomberg U.S. Mortgage Backed Securities Index (USD) - $9701
Jul/21	$10000	$10000	$10000
Jun/22	$9078	$8898	$9057
Jun/23	$8953	$8815	$8919
Jun/24	$9098	$9047	$9108
Jun/25	$9638	$9597	$9701

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
CCM Affordable Housing MBS ETF	5.94%	-0.93%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)*	6.08%	-1.04%
Bloomberg U.S. Mortgage Backed Securities Index (USD)	6.52%	-0.77%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 129,352,100
Holdings Count | Holding	263
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$129,352,100	263	$-	31%

Holdings [Text Block]

Asset Type WeightingsFootnote Reference*

Value	Value
GNMA	0.8%
Short-Term Investment	0.8%
FHLMC	0.8%
FNMA	64.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
FHLMC	3.000%	08/01/52	6.3%
FNMA	2.500%	12/01/51	4.1%
FNMA	2.000%	09/01/51	2.9%
FHLMC	2.000%	01/01/52	2.2%
FNMA	4.500%	09/01/53	2.1%
FNMA	3.500%	05/01/52	1.9%
FNMA	2.000%	02/01/52	1.8%
FNMA	5.000%	12/01/53	1.7%
FNMA	2.500%	08/01/51	1.7%
FNMA	4.000%	09/01/53	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
Updated Prospectus Phone Number	888-272-0007